UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01
                                               --------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:           WAKLEY & ROBERTON, INC.
               -----------------------------------
Address:        500 - 108TH AVE. NE
               -----------------------------------
                SUITE 1770
               -----------------------------------
                BELLEVUE, WA  98004
               -----------------------------------

Form 13F File Number:    28-06804
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     MARGE JOHNSON
          ----------------------------------------
Title:    OFFICE MANAGER
          ----------------------------------------
Phone:    (425) 455-4875
          ----------------------------------------


Signature, Place, and Date of Signing:

   /S/ MARGE JOHNSON                  BELLEVUE, WA                7/26/01
------------------------          --------------------           ----------
    [Signature]                      [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number           Name

           28- _________________

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                          ----------------------------

Form 13F Information Table Entry Total:             58
                                          ----------------------------

Form 13F Information Table Value Total:         $  83,596
                                          ----------------------------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.      Form 13F File Number                        Name

 ____     28-_____________________                     NONE
                                             -----------------------------





                           FORM 13F INFORMATION TABLE


                             WAKLEY & ROBERTON, INC.
                                  JUNE 30, 2001


     Item 1                     Item 2        Item 3     Item 4     Item 5     Item 6      Item 7               Item 8
 Name of Issuer             Title of Class    CUSIP   Fair Market  Shares of  Investment  Managers              Voting
                                              Number     Value     Principal Discretion                        Authority
                                                       (X$1,000)     Amount                          a. Sole   b. Shared   c. None
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    Common     59491810   11,187    153,244      Sole        N/A       3,670                149,574
GENERAL ELECTRIC COMPANY          Common     36960410    7,051    144,640      Sole        N/A         600                144,040
INTERNATIONAL BUSINESS
     MACHINES                     Common     45920010    5,626     49,785      Sole        N/A       1,000                 48,785
INTEL CORP                        Common     45814010    4,997    170,846      Sole        N/A       4,500                166,346
EXXON MOBILE CORP                 Common    30231G102    3,971     45,462      Sole        N/A         500                 44,962
J P MORGAN CHASE & CO COM         Common    46625H100    3,690     82,730      Sole        N/A       1,050                 81,680
MERCK & CO., INC.                 Common     58933110    2,718     42,535      Sole        N/A         250                 42,285
CITIGROUP INC COM                 Common    172967101    2,504     47,396      Sole        N/A       2,100                 45,296
ORACLE CORPORATION                Common     68389X10    2,417    127,208      Sole        N/A       2,000                125,208
HEWLETT-PACKARD COMPANY           Common     42823610    2,031     71,005      Sole        N/A       2,200                 68,805
NASDAQ 100 TR UNIT SER 1        Unit Ser 1  631100104    2,025     44,300      Sole        N/A         650                 43,650
JOHNSON & JOHNSON                 Common     47816010    1,883     37,650      Sole        N/A         800                 36,850
COSTCO WHOLESALE                  Common    22160K105    1,783     43,400      Sole        N/A         400                 43,000
AOL TIME WARNER INC COM           Common    00184A105    1,770     33,390      Sole        N/A       1,800                 31,590
ROYAL DUTCH PETROLEUM COMPANY     Common     78025780    1,687     28,950      Sole        N/A         600                 28,350
WAL-MART STORES                   Common    931142103    1,644     33,690      Sole        N/A         300                 33,390
MCDONALD'S CORPORATION            Common     58013510    1,632     60,326      Sole        N/A       1,400                 58,926
AMERICAN INTERNATIONAL GRP        Common     26874107    1,581     18,387      Sole        N/A         600                 17,787
PEPSICO, INC.                     Common     71344810    1,397     31,600      Sole        N/A           0                 31,600
BRISTOL MYERS SQUIBB CO.          Common     11012210    1,356     25,925      Sole        N/A         200                 25,725
CISCO SYSTEMS INC COM             Common     17275R10    1,245     68,397      Sole        N/A         800                 67,597
EMERSON ELECTRIC                  Common    291011104      991     16,375      Sole        N/A         275                 16,100
EMC CORP MASS COM                 Common    268648102      969     33,340      Sole        N/A         500                 32,840
AMERICAN HOME PRODUCTS CORP       Common      2660910      950     16,250      Sole        N/A           0                 16,250
BP PLC                            Common      5562210      909     18,232      Sole        N/A           0                 18,232
HOME DEPOT INC COM                Common    437076102      895     19,225      Sole        N/A           0                 19,225
ALBERTSON'S, INC.                 Common      1310410      851     28,375      Sole        N/A           0                 28,375
VERIZON COMMUNICATIONS COM        Common     92343V10      827     15,457      Sole        N/A           0                 15,457
US BANCORP DEL COM                Common    902973304      826     36,245      Sole        N/A         450                 35,795
DELL COMPUTER CORP COM            Common    247025109      824     31,495      Sole        N/A         250                 31,245
MOTOROLA, INC.                    Common     62007610      805     48,600      Sole        N/A           0                 48,600
STATE ST CORP                     Common     85747710      792     16,000      Sole        N/A           0                 16,000
AMERICAN EXPRESS                  Common    025816109      763     19,675      Sole        N/A         700                 18,975
CHEVRON CORPORATION               Common     16675110      738      8,156      Sole        N/A         100                  8,056
TEXAS INSTRS INC COM              Common    882508104      670     21,275      Sole        N/A           0                 21,275
                                                                                                                                0
SUBTOTAL                                                76,005                                                                  0


PROCTER & GAMBLE                  Common     74271810      518      8,120      Sole        N/A           0                  8,120
PFIZER, INC.                      Common     71708110      515     12,847      Sole        N/A         600                 12,247
NEXTEL COMMUNICATIONS CL A        Common    65332V103      450     25,700      Sole        N/A           0                 25,700
TEXACO, INC.                      Common     88169410      420      6,300      Sole        N/A           0                  6,300
PHILLIP MORRIS COS  INC           Common    718154107      416      8,200      Sole        N/A           0                  8,200
SUN MICROSYSTEMS INC COM          Common    866810104      411     26,125      Sole        N/A           0                 26,125
SCHLUMBERGER, LTD.                Common     80685710      407      7,725      Sole        N/A           0                  7,725
APPLIED MATLS INC COM             Common    038222105      379      7,725      Sole        N/A           0                  7,725
BANK OF AMERICA CORP.             Common      6605010      349      5,808      Sole        N/A           0                  5,808
COMPAQ COMPUTER CORP              Common     20449310      321     20,702      Sole        N/A           0                 20,702
CORNING INC COM                   Common    219350105      307     18,395      Sole        N/A           0                 18,395
BOEING COMPANY                    Common      9702310      290      5,224      Sole        N/A           0                  5,224
AMGEN INC                         Common     31162100      285      4,700      Sole        N/A         675                  4,025
ELI LILLY & COMPANY               Common     53245710      285      3,850      Sole        N/A           0                  3,850
STARBUCKS CORP.                   Common    855244109      276     12,000      Sole        N/A           0                 12,000
EQUIFAX INC COM                   Common    294429105      264      7,200      Sole        N/A           0                  7,200
FORD MOTOR COMPANY                Common    345370100      261     10,612      Sole        N/A           0                 10,612
FEDERAL NATIONAL MORTGAGE ASSN    Common    313586109      255      3,000      Sole        N/A           0                  3,000
AGILENT TECHNOLOGIES COM          Common    00846U101      253      7,794      Sole        N/A           0                  7,794
NOKIA CORP                        Common     65490220      240     10,900      Sole        N/A           0                 10,900
VODAFONE AIRTOUCH PLC NEW         Common     92857W10      237     10,600      Sole        N/A           0                 10,600
    SPONSORED ADR                                                                                                               0
CATERPILLAR, INC.                 Common     14912310      230      4,600      Sole        N/A           0                  4,600
BURLINGTON NORTHERN SANTA FE      Common    12189T104      222      7,350      Sole        N/A           0                  7,350


SUBTOTAL                                                 7,591


GRAND TOTAL                                             83,596

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